CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 65,275	$ 173,316	$ 243,887
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	95,849	94,217	82,627
Loss on disposal of property, plant and equipment	8,094	1,801	1,478
Gain on disposal of solar power systems and other investments	(46,367)
Impairment loss of property, plant and equipment	22,757	6,992	1,573
Impairment loss of project assets	2,952	0	2,311
(Gain) loss on change in fair value of derivatives	(27,322)	12,196	(19,656)
Equity in loss (earnings) of unconsolidated investees	4,404	643	(487)
Allowance for doubtful accounts	(280)	3,673	(8,528)
Write-down of inventories	19,467	23,013	16,951
Gain on repurchase of convertible notes	(2,782)
Share-based compensation	7,757	5,966	5,088
Unrealized gain from sales to unconsolidated investees	9,469	15,637
Changes in operating assets and liabilities:
Accounts receivable trade	(33,060)	(63,352)	(73,777)
Accounts receivable, unbilled	4,688	15,642	(17,308)
Amounts due from related parties	(4,230)	(99,893)	480
Inventories	(50,557)	50,821	(252,716)
Value added tax recoverable	(11,466)	(22,725)	(4,150)
Advances to suppliers	(30,609)	7,967	(3,622)
Project assets	(6,792)	70,943	89,536
Prepaid expenses and other current assets	(135,426)	36,745	(38,523)
Other non-current assets	(1,308)	(6,093)	(8,446)
Accounts payable	61,157	(23,975)	135,812
Short-term notes payable	(141,363)	116,453	30,593
Amounts due to related parties	(43,774)	47,522	(2,166)
Other payables	63,828	12,484	14,498
Advances from customers	19,710	(30,123)	40,311
Other liabilities	(995)	56,542	(16,282)
Accrued warranty costs	(3,847)	12,004	15,516
Prepaid land use rights	(19,714)	(16,262)	5,319
Liability for uncertain tax positions	(6,037)	(1,111)	(1,613)
Deferred taxes	(95,629)	(112,263)	9,208
Net settlement of derivatives	(1,922)	24,878	17,192
Net cash provided by (used in) operating activities	(278,073)	413,658	265,106
Investing activities:
(Increase) decrease in restricted cash	50,585	(100,935)	(27,585)
Investments in affiliates	(124,737)	(84,389)	(72)
Return of investment from unconsolidated investees	7,442	1,698	337
Purchase of property, plant and equipment	(286,722)	(90,905)	(49,660)
Purchase of solar power systems	(824,766)	(551,863)	(15,480)
Loan to a third party			(24,382)
Repayment of loan received from a third party		24,467
Proceeds from disposal of solar power systems	90,078
Proceeds from insurance claim	46,801
Proceeds from disposal of investment on subsidiaries	1,899	3,615
Distribution to non-controlling shareholders upon disposal of a subsidiary	(3,137)	(4,225)
Acquisition of subsidiaries, net of cash received		(196,783)
Proceeds from disposal of property, plant and equipment		216	793
Net cash used in investing activities	(1,042,557)	(999,104)	(116,049)
Financing activities:
Proceeds from short-term borrowings	1,841,808	1,436,950	928,879
Repayment of short-term borrowings	(2,243,003)	(1,308,235)	(1,045,596)
Proceeds from long-term borrowings	1,076,332	487,228	56,989
Profit distribution to a non-controlling interest		(305)
Payment to non-controlling interests for sales of project companies			(5,483)
Gross proceeds from issuance of common shares	23,864		115,009
Issuance costs paid for common shares offering	(456)		(6,091)
Payment of financing costs	(3,750)	(39,297)
Purchase of shares from non-controlling shareholders		(927)
Proceeds from non-controlling interest	1,648
Proceeds from issuance of warrant		16,378
Proceeds from third party financing liabilities	415,523	1,685
Proceeds from capital lease	96,697	25,246
Repayment of capital lease obligation	(24,191)	(1,107)
Proceeds from short-term commercial paper	134,311
Proceeds from issuance of convertible notes			150,000
Issuance cost paid on convertible notes			(5,103)
Payments for repurchase of convertible notes	(19,667)
Proceeds from exercise of stock options	707	1,867	3,343
Net cash provided by financing activities	1,299,823	619,483	191,947
Effect of exchange rate changes	(12,312)	(30,501)	(19,711)
Net increase (decrease) in cash and cash equivalents	(33,119)	3,536	321,293
Cash and cash equivalents at the beginning of the year	553,079	549,543	228,250
Less: Cash and cash equivalents included in assets held-for-sale at the end of the year	8,921
Cash and cash equivalents at the end of the year	511,039	553,079	549,543
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	70,827	49,619	47,227
Income taxes paid	187,876	87,348	14,016
Supplemental schedule of non-cash activities:
Reclassification of solar power systems to project assets	1,362,037	114,131
Unpaid proceeds from disposal of subsidiaries included in prepaid expenses and other current assets	14,604
Amounts due to non-controlling interests for sales of project companies included in payables			1,765
Property, plant and equipment costs included in other payables	120,881	34,161	23,541
Solar power systems costs included in accounts payables	72,885	115,887	$ 339
Reclassification of partial interests in project assets to investment in connection with a sale of 51% equity in the project		$ 84,200
Decrease in amounts due from related parties, net of investments in affiliates	$ 65,090